CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands		Total		Previously Reported [Member]		Common Class A	Common Class B	Class S Ordinary	De-SPAC Transaction	[2]	Post De-SPAC Transaction	[2]	Post De-SPAC Transaction Common Class A	Settlement of Liability Assumed at De-SPAC	[2]	Settlement of Liability Assumed at De-SPAC Common Class A	Series A Preferred Stock		Series A Preferred Stock Series A Preferred Stock		Series A Preferred Stock De-SPAC Transaction		Class A and B Common Stock Common Class A		Class A and B Common Stock Common Class B		Class A and B Common Stock Series A Preferred Stock		Class A and B Common Stock Class S Ordinary	Class A and B Common Stock De-SPAC Transaction Common Class A		Class A and B Common Stock Post De-SPAC Transaction Common Class A		Class A and B Common Stock Settlement of Liability Assumed at De-SPAC Common Class A	APIC		APIC Previously Reported [Member]	[1]	APIC Series A Preferred Stock	[2]	APIC Class S Ordinary	[2]	APIC De-SPAC Transaction	[2]	APIC Post De-SPAC Transaction	[2]	APIC Settlement of Liability Assumed at De-SPAC	[2]	Accumulated Deficit		Stock Receivable		Treasury Stock		Accumulated Other Comprehensive Income (Loss)		Noncontrolling interests (Note 10)		Noncontrolling interests (Note 10) Previously Reported [Member]		Noncontrolling interests (Note 10) Class S Ordinary		Noncontrolling interests (Note 10) Post De-SPAC Transaction	[2]	Redeemable noncontrolling interests		Class A common stock, par value $0.001 per share	Redeemable Preferred Series B
Beginning balance (in shares) at Dec. 31, 2019																																																																			44,147
Beginning balance at Dec. 31, 2019		$ 676,493																																																			$ 0		$ 0		$ 112,527				$ 85,448						$ 563,966
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(14,995)																																																							43,045										(58,040)
Recognition of share-based compensation cost		107,808																																																																	107,808
Payment of employee payroll taxes on restricted equity units		(1,522)																																																																	(1,522)
Noncash issuance of noncontrolling interest and redeemable preferred equity		5,978																																																							5,978
Reclass of distributions payable to noncontrolling interest holder		(737)																																																							(737)
Non-cash dividend to related party		(2,931)																																																																	(2,931)
Share-based awards to related party employees		2,931																																																																	$ 2,931
Unrealized gain on investments in available-for-sale debt securities		0
Ending balance (in shares) at Dec. 31, 2020																																																																			48,206
Ending balance at Dec. 31, 2020		986,348																																																			(3,444)		0		364,844				78,245						$ 624,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of vested share-based compensation		(36,267)																																																																	$ (36,267)
Common units in treasury (in shares)																																																																			(544,000)
Common units in treasury		(3,444)																																																			(3,444)
Exercise of option (in shares)																																																																			4,603,000
Exercise of option		57,456																																																																	$ 57,456
Cash contribution for BCH Preferred Series C Unit Accounts		130,200																																																							130,200
Noncash issuance of BCH Preferred Series C Unit Accounts		313																																																							313
Promissory note exchange for BCH Preferred Series C Unit Accounts		65,065																																																							70,285				(915)						(5,220)
Adjustment for change in ownership interest		0																																																							3,233				(567)						(3,233)
Beginning balance, noncontrolling interests at Dec. 31, 2019																																																																	$ 1,588,604			$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																																																	(35,877)
Ending balance, noncontrolling interests at Dec. 31, 2020																																																																	1,547,135			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Tax distribution to noncontrolling interest																																																																	(5,592)
Net income (loss)		(20,039)																																																							(13,243)										(6,796)
Recognition of share-based compensation cost		5,007																																																																	5,007
Payment of employee payroll taxes on restricted equity units		(1,228)																																																							(1,190)										(38)
Noncash issuance of noncontrolling interest and redeemable preferred equity		374																																																							374
Reclass of distributions payable to noncontrolling interest holder		(621)																																																							(621)
Non-cash dividend to related party		205																																																																	205
Share-based awards to related party employees		(205)																																																																	$ (205)
Unrealized gain on investments in available-for-sale debt securities		0
Ending balance (in shares) at Mar. 31, 2021																																																																			48,206
Ending balance at Mar. 31, 2021		984,887																																																			(3,444)		0		365,210										$ 623,121
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash contribution for BCH Preferred Series C Unit Accounts		14,800																																																							14,800
Noncash issuance of BCH Preferred Series C Unit Accounts		246																																																							246
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																																																	(2,925)
Ending balance, noncontrolling interests at Mar. 31, 2021																																																																	1,544,210			0
Beginning balance (in shares) at Dec. 31, 2020																																																																			48,206
Beginning balance at Dec. 31, 2020		986,348																																																			(3,444)		0		364,844				78,245						$ 624,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(96,865)																																																							(33,851)										(63,014)
Recognition of share-based compensation cost		23,153																																																																	23,153
Payment of employee payroll taxes on restricted equity units		(1,465)																																																							(1,190)				(595)						$ (275)
Settlement of commercial loan agreement for common units (in shares)																																																																			19,251,000
Units issued		207,390																																																																	$ 207,390
Noncash issuance of noncontrolling interest and redeemable preferred equity		9,189																																																							9,189
Reclass of distributions payable to noncontrolling interest holder		(1,539)																																																							(1,539)
Non-cash dividend to related party		(830)																																																																	(830)
Deemed dividend upon issuance for GAAP to tax basis true-up																																																																	9,247			9,247
Share-based awards to related party employees		830																																																																	$ 830
Unrealized gain on investments in available-for-sale debt securities		(1,436)																																																					(1,436)
Ending balance (in shares) at Dec. 31, 2021																																																																			67,486
Ending balance at Dec. 31, 2021		1,092,996																																																			(3,444)		(1,436)		337,676				73,579						$ 760,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Recognition of share-based compensation cost (in shares)																																																																			29,000
Cash contribution for BCH Preferred Series C Unit Accounts		14,800																																																							14,800
Noncash issuance of BCH Preferred Series C Unit Accounts		246																																																							246
Redemption of BCH Preferred Series C Unit Accounts		(14,800)																																																							(14,800)
Reclass of allocated income for FLP Subclass 3 to payable		(23)																																																							(23)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity		(32,002)																																																															(14,200)		$ (32,002)	46,202
Beginning balance, noncontrolling interests at Dec. 31, 2020																																																																	1,547,135			0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																																																	(8,268)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up																																																																	9,247			9,247
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return		(2,200)																																																															(2,239)			2,239
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(1,300)																																																															(1,264)
Ending balance, noncontrolling interests at Dec. 31, 2021																																																																	1,195,812			713,366
Increase (Decrease) in Temporary Equity [Roll Forward]
Noncash issuance of noncontrolling interest and redeemable preferred equity																																																																				343,798
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts																																																																	(312,312)			312,312
Put option liability on grant of BCH Preferred A.1		(3,800)																																																															(3,793)
Equity issuance costs																																																																				(432)
Net income (loss)		(103,404)																																																							(58,977)										(44,427)
Recognition of share-based compensation cost		2,828																																																																	2,828
Payment of employee payroll taxes on restricted equity units		(33)																																																																	(33)
Noncash issuance of noncontrolling interest and redeemable preferred equity		0
Reclass of distributions payable to noncontrolling interest holder		(811)																																																							(811)
Non-cash dividend to related party		(120)																																																																	(120)
Share-based awards to related party employees		120																																																																	$ 120
Unrealized gain on investments in available-for-sale debt securities		$ 110																																																					110
Ending balance, preferred (in shares) at Mar. 31, 2022	[1]																0
Ending balance (in shares) at Mar. 31, 2022		67,486,000																					180,178	[1]	19,140	[1]																																									67,486,000
Ending balance at Mar. 31, 2022		$ 991,686															$ 0	[1]					$ 180	[1]	$ 19	[1]									$ 1,634,019	[1]													$ 0	[1]			(3,444)	[1]	(1,326)	[1]	277,888	[1]			69,831				992,238	[1]	$ 718,568
Ending balance at Mar. 31, 2022		1,907,336
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																																																	2,498
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return																																																																	(8,424)			8,424
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(3,800)																																																															(3,788)
Ending balance, noncontrolling interests at Mar. 31, 2022		1,907,888																																																															1,186,098			721,790
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	[1]	(88,713)																																	(53,969)																						(34,744)								2,365
Recognition of share-based compensation cost	[1]	3,507																																	3,507
Payment of employee payroll taxes on restricted equity units		(992)	[1]																																(73)	[1]																					(919)	[1]			(459)
Noncash issuance of noncontrolling interest and redeemable preferred equity				$ 11,973	[1]																																$ 11,674																				299		$ 299	[1]
Reclass of distributions payable to noncontrolling interest holder	[1]	(543)																																																							(543)
Issuance of noncontrolling interest	[1]	2,430																																																							2,430
Deemed dividend upon issuance for GAAP to tax basis true-up	[1]	314																																	314																														(314)
Unrealized gain on investments in available-for-sale debt securities	[1]	(1,798)																																																					(1,798)
Equity issuance costs	[1]	(15)																																	(15)
Ending balance, preferred (in shares) at Jun. 30, 2022	[1]																0
Ending balance (in shares) at Jun. 30, 2022	[1]																						180,178		19,140
Ending balance at Jun. 30, 2022		1,842,649	[1]														$ 0	[1]					$ 180	[1]	$ 19	[1]									1,604,607	[1]													0	[1]			(3,444)	[1]	(3,124)	[1]	244,411	[1]			63,329				981,271	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	[1]	314																																	314																														(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	[1]	9,150																																	9,150																														(9,150)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		$ (3,900)																																																															(3,868)	[1]
Beginning balance, preferred (in shares) at Mar. 31, 2022	[1]																0
Beginning balance (in shares) at Mar. 31, 2022		67,486,000																					180,178	[1]	19,140	[1]																																									67,486,000
Beginning balance at Mar. 31, 2022		$ 991,686															$ 0	[1]					$ 180	[1]	$ 19	[1]									1,634,019	[1]													0	[1]			(3,444)	[1]	(1,326)	[1]	277,888	[1]			69,831				992,238	[1]	$ 718,568
Beginning balance at Mar. 31, 2022		1,907,336
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		(263,624)																																																							(132,644)										(130,980)
Recognition of share-based compensation cost		10,085																																																																	10,085
Payment of employee payroll taxes on restricted equity units		(1,125)																																																							(919)				(459)						(206)
Units issued																																																																				20,100
Noncash issuance of noncontrolling interest and redeemable preferred equity		299																																																							299
Reclass of distributions payable to noncontrolling interest holder		(1,719)																																																							(1,719)
Issuance of noncontrolling interest		2,430																																																							2,430
Non-cash dividend to related party		(147)																																																																	(147)
Deemed dividend upon issuance for GAAP to tax basis true-up																																																																	(314)			314
Share-based awards to related party employees		147																																																																	$ 147
Unrealized gain on investments in available-for-sale debt securities		$ 11,226																																																					11,226
Redemption of BCG Preferred Series B.2 Unit Accounts																																																																				(4,637)
Ending balance, preferred (in shares) at Mar. 31, 2023		0						5,800,000									0	[2]					180,178	[2]	19,140	[2]
Ending balance (in shares) at Mar. 31, 2023		67,486,000				179,634,000	19,140,000
Ending balance at Mar. 31, 2023		$ 1,728,413	[2],[3]	748,194													$ 0	[2]					$ 180	[2]	$ 19	[2]									1,579,545	[2]													0	[2]	$ 0	[2]	(3,444)	[2]	9,900	[2]	142,213	[2]	$ 142,214		52,560				950,493	[2]
Ending balance (in shares) at Mar. 31, 2023																																																																			67,486,000
Ending balance at Mar. 31, 2023		748,194																																																			(3,444)		9,900		142,214								1,144,353		$ 599,524	786,359
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of noncontrolling interest		(131)																																																							(131)
Reclass of allocated income for FLP Subclass 3 to payable		(933)																																																							(933)
Annual reallocation of FLP																																																									(2,057)				(941)						$ 2,057
Beginning balance, noncontrolling interests at Mar. 31, 2022		1,907,888																																																															1,186,098			721,790
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																																																	11,524
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up																																																																	(314)			314
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return		(37,100)																																																															(37,133)			37,133
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(15,800)																																																															(15,822)
Ending balance, noncontrolling interests at Mar. 31, 2023		950,493	[3]	$ 1,930,712																																																													1,144,353
Increase (Decrease) in Temporary Equity [Roll Forward]
Noncash issuance of noncontrolling interest and redeemable preferred equity																																																																				11,674
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts		(1,100)
Equity issuance costs																																																																				(15)
Redemption of BCG Preferred Series B.2 Unit Accounts																																																																				$ (4,637)
Net income (loss)	[2]	(1,160,075)																																	(36,432)														(1,079,091)								(44,552)								4,105
Recognition of share-based compensation cost	[2]	27,001																																	27,001
Payment of employee payroll taxes on restricted equity units	[2]	(84)																																	(84)
Settlement of commercial loan agreement for common units (in shares)	[2]																				2,749									7,972		530		275
Units issued									$ (4,290)		$ 5,286		$ 5,300	$ 2,745		$ 2,700					$ 3	[2]								$ 8	[2]	$ 1	[2]										$ (4,301)		$ 5,152		$ 2,745																$ 133
Conversion of stock (in shares)	[2]																		(2,749)								688		404
Conversion of stock																			$ (3)	[2]							$ 1	[2]											$ 2		$ 3,884																(3,884)				(3,884)	[2]
Reclass of distributions payable to noncontrolling interest holder	[2]	(329)																																																							(329)
Non-cash dividend to related party	[2]	(110)																																	(110)
Share-based awards to related party employees	[2]	110																																	110
Unrealized gain on investments in available-for-sale debt securities	[2]	4,290																																																					4,290
Redemption of BCG Preferred Series B.2 Unit Accounts	[2]	(1,413)																																	(1,413)
Stock receivable on prepaid forward purchase	[2]	(20,038)																																																	(20,038)
Reclass of BCH Preferred A.1 from temporary to permanent equity	[2]	$ 699,441																																																							699,441								(699,441)
Ending balance, preferred (in shares) at Jun. 30, 2023		0															0	[2]
Ending balance (in shares) at Jun. 30, 2023						189,503,000	19,140,000																190,047	[2]	19,140	[2]
Ending balance at Jun. 30, 2023		$ 1,280,947	[2]														$ 0	[2]					$ 190	[2]	$ 19	[2]									1,583,041	[2]													$ (1,079,091)	[2]	$ (20,038)	[2]	$ (3,444)	[2]	$ 14,190	[2]	786,080	[2]			$ 19,311				251,052	[2]
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	[2]																																		6,942																						$ (6,942)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual		(4,100)																																																															$ (4,105)	[2]
Ending balance, noncontrolling interests at Jun. 30, 2023		251,052
Increase (Decrease) in Temporary Equity [Roll Forward]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								$ (3,900)
Redemption of BCG Preferred Series B.2 Unit Accounts	[2]	$ (1,413)																																	$ (1,413)

[1]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.
[3]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.